Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-41210
Entity Registrant Name	CANTON STRATEGIC HOLDINGS, INC.
Entity Central Index Key	0001861657
Entity Tax Identification Number	84-2642541
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1460 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	00000
City Area Code	(212)
Local Phone Number	210-6006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	CNTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false